CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONCENTRATIONS [Line Items]
Accounts receivable	$ 1,741	¥ 13,525	¥ 11,278
Prepaid and other current assets	24,099	147,876	156,104
Other non-current assets, net	$ 787	¥ 120,997	5,097
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	13.00%
Accounts receivable			1,483
Prepaid and other current assets [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	32.00%	34.00%
Prepaid and other current assets		¥ 49,800	49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	22.00%	24.00%
Prepaid and other current assets		¥ 35,000	35,000
Prepaid and other current assets [Member] | Credit risk [Member] | Company D [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	17.00%
Prepaid and other current assets			25,959
Other non-current assets [Member] | Credit risk [Member] | Company E [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	36.00%	95.00%
Other non-current assets, net		¥ 114,537	1,858
Consideration receivable [Member] | Credit risk [Member] | Company F [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	100.00%	10.00%
Consideration receivable		¥ 13,800	¥ 8,500
Consideration receivable [Member] | Credit risk [Member] | Company G [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)		52.00%
Consideration receivable		¥ 70,000
Consideration receivable [Member] | Credit risk [Member] | Company H [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)		37.00%
Consideration receivable		¥ 50,000